Registration No. 333-122910

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 2

(Check appropriate box or boxes)

DREYFUS STOCK INDEX FUND, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

With copy to:
David Stephens, Esq.
c/o Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.

           This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement.

           (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-122910), filed on March 22, 2005.

This Post-Effective Amendment is being filed solely for the purpose to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinions.

DREYFUS STOCK INDEX FUND, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on September 8, 1989.

Item 16	Exhibits.

(1)	Registrant's Articles of Incorporation are incorporated by reference to Exhibit 1(b) of Post- Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on April 26, 2000.

(2)	Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 26, 2000.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Management Agreement is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 29, 1996.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 26, 2000.

(8)	Not Applicable.

(9)	Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 29, 1996.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on March 2, 1995.

(10)(b)	Distribution Plan is incorporated by reference to Exhibit (j) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on October 31, 2000.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on October 31, 2000.

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on April 20, 1994.

(11)(b)	Consent of Registrant's counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to Exhibit 14 of Registrant's Registration Statement on Form N-14, filed on February 18, 2005.

(15)	Not Applicable.

(16)	Power of Attorney.*

(17)(a)	Form of Proxy.*

(17)(b)	The Prospectus and Statement of Additional Information of TimesSquare VP S&P 500 Index Fund, a series of CIGNA Variable Products Group. dated May 1, 2004 are incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of CIGNA Variable Products Group, filed on April 30, 2004 (File No. 33-20333).

__________

*	Previously filed.

**	Filed herein.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

          As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 6th day of May, 2005.

DREYFUS STOCK INDEX FUND, INC. (Registrant) By: /s/ Stephen E. Canter Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

            Signatures                              Title                         Date
            ----------                              -----                         ----

/s/ Stephen E. Canter                President (Principal Executive              5/6/05
-----------------------              Officer)
Stephen E. Canter

/s/ James Windels                    Treasurer (Principal Accounting             5/6/05
-----------------------              and Financial Officer)
James Windels

/s/ Joseph S. DiMartino              Chairman of the Board                       5/6/05
-----------------------
Joseph S. DiMartino

/s/ David P. Feldman                 Board Member                                5/6/05
-----------------------
David P. Feldman

/s/ Ehud Houminer                    Board Member                                5/6/05
-----------------------
Ehud Houminer

/s/ Gloria Messinger                 Board Member                                5/6/05
-----------------------
Gloria Messinger

/s/ T. John Szarkowski               Board Member                                5/6/05
-----------------------
T. John Szarkowski

Exhibit Index

(12)	Opinion and consent of counsel regarding tax matters.